6. Deferred Production Costs (Tables) (September 30, 2019)	9 Months Ended
Sep. 30, 2019
Deferred Production Costs
Schedule of Deferred Production Costs
	September 30,	December 31,
	2019	2018

Deferred production costs	$27,975,552	23,604,111
Less: accumulated amortization	(16,770,709)	(14,545,267)
Deferred production costs, net	$11,204,843	$9,058,844

Weighted average remaining amortization period at September 30, 2019 (in years)	3.80